UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: April 30, 2016

Item 1.	Reports to Stockholders.

Thompson, Siegel & Walmsley LLC

INVESTMENT MANAGEMENT

TS&W Equity Portfolio

The Advisors' Inner Circle Fund

Semi-Annual Report

April 30, 2016

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
APRIL 30, 2016

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Portfolio’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors’ Inner Circle Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-4TSW-FUN; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
APRIL 30, 2016 (Unaudited)

Dear Shareholders:

We are pleased to provide you with our semi-annual report for the period ended April 30, 2016 for the TS&W Equity Portfolio managed by Thompson, Siegel & Walmsley LLC (“TS&W”).

On April 30, 2016 the Equity Portfolio’s value was $42,481,566. Our long-term goal for the Portfolio is to provide returns that exceed our benchmark indexes over a complete economic or market cycle.

Participants in this Portfolio include the TS&W retirement plan, TS&W investment advisory clients, and others seeking investment management direction from TS&W. We encourage our clients to pursue a balanced investment approach, and where appropriate, utilize this Portfolio to achieve their specific investment objectives. The Portfolio is managed by the TS&W team of investment professionals utilizing a value investment philosophy. Our investment teams utilize a consistent investment process in managing all client portfolios.

Our equity portfolio managers use a unique four-factor quantitative screen combined with rigorous fundamental research conducted by experienced teams of analysts who are trying to answer three questions: Why is the stock inexpensive? What are the catalysts for change? And, are the catalysts sustainable?

During the six month period ending April 30, 2016 the Portfolio lost -0.76% while the S&P 500 Index gained 0.43%. The headline return gives no indication as to how volatile the market was during the period. Driven by macroeconomic concerns, global equity markets sold off dramatically in the first six weeks of 2016. At its low point, the S&P 500 Index was down 13% from its high in early December and then it reversed course and recovered all lost ground by April 30. Over the six month period, sector returns varied dramatically: Utilities were up 13.7% and Technology was down 5.0% for the six month period.

The biggest contributor to portfolio relative return was the Utilities sector. Amidst the market volatility, investors seemed to be attracted to the consistent earnings growth and dividends provided by these companies. The portfolio benefited from stock selection decisions that led to an overweight to the benchmark’s best performing sector. Electric utilities, PPL Corporation and Duke Energy were leading contributors.

Stock selection in the Technology sector was the primary detractor to portfolio relative return. Western Digital, and Micron Technology had the biggest impact. The companies suffered from investor concerns about recent acquisitions and fundamental challenges to Western’s data storage strategy and Micron’s memory

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
APRIL 30, 2016 (Unaudited)

chip business. In both cases, the stock’s valuation more than reflects these concerns and we continue to hold the positions.

Valuations have risen over the last three years, making the market more vulnerable to negative news like falling commodity prices, a more hawkish U.S. Federal Reserve and difficulties in emerging markets. The increasing volatility underscores the need for disciplined stock picking. We believe TS&W’s valuation discipline and focus on fundamentals will be rewarded in this market environment.

Respectfully submitted,

Horace P. Whitworth, CFA	Frank H. Reichel III, CFA
Co-Chief Executive Officer	President

This represents the managers’ assessment of the Portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-866-487-9386.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO

Definition of the Comparative Index

S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

TS&W Equity Portfolio Top Ten Holdings at April 30, 2016 (unaudited)

(as a percentage of Net Assets)

1.	American Express	4.02%	6.	Apple	2.94%
2.	QUALCOMM	3.53%	7.	Gilead Sciences	2.93%
3.	Verizon Communications	3.25%	8.	Alphabet, Cl C	2.83%
4.	Cisco Systems	3.14%	9.	Allergan	2.75%
5.	Procter & Gamble	2.91%	10.	PPL	2.68%

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
APRIL 30, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.4%
	Shares	Value

CONSUMER DISCRETIONARY — 12.6%
Aramark	10,200	$341,802
Discovery Communications, Cl C*	28,025	750,509
Gap	16,000	370,880
Kohl’s	8,850	392,055
Liberty Media Group, Cl C*	5,306	95,508
Liberty Ventures, Ser A*	18,700	748,000
Lowe’s	2,800	212,856
Macy’s	5,000	197,950
Michael Kors Holdings*	18,625	962,168
News	36,325	470,772
News, Cl A	48,300	599,886
Target	2,400	190,800

		5,333,186

CONSUMER STAPLES — 10.3%
Coca-Cola	17,000	761,600
Kellogg	10,400	798,824
Kroger	9,700	343,283
Molson Coors Brewing, Cl B	2,300	219,949
Procter & Gamble	15,725	1,259,887
Wal-Mart Stores	14,600	976,302

		4,359,845

ENERGY — 2.5%
Kinder Morgan	12,000	213,120
Marathon Petroleum	16,100	629,188
Valero Energy	3,975	234,008

		1,076,316

FINANCIALS — 15.8%
Allstate	13,425	873,297
American Express	26,075	1,706,087
American International Group	3,800	212,116
Berkshire Hathaway, Cl B*	2,000	290,960
CIT Group	14,600	504,722
Citigroup	12,400	573,872
JPMorgan Chase	3,675	232,260
Loews	13,950	553,536

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

FINANCIALS — continued
Progressive	22,600	$736,760
SunTrust Banks	18,600	776,364
Willis Towers Watson	2,000	249,800

		6,709,774

HEALTH CARE — 17.7%
Allergan*	5,400	1,169,424
Cigna	5,725	793,141
Express Scripts Holding*	4,400	324,412
Gilead Sciences	14,125	1,245,966
Johnson & Johnson	3,750	420,300
Laboratory Corp of America Holdings*	8,525	1,068,353
Medtronic	9,350	740,053
Pfizer	33,550	1,097,420
Teva Pharmaceutical Industries ADR	12,450	677,903

		7,536,972

INDUSTRIALS — 1.9%
General Electric	13,275	408,206
Rockwell Collins	1,900	167,561
Rolls-Royce PLC ADR	25,000	246,550

		822,317

INFORMATION TECHNOLOGY — 23.1%
Alphabet, Cl C*	1,737	1,203,758
Apple	13,340	1,250,491
Avnet	4,800	197,376
Cisco Systems	48,500	1,333,265
eBay*	21,900	535,017
Liberty Braves Group, Cl C*	2,122	31,660
Liberty SiriusXM Group, Cl C*	21,225	679,625
Micron Technology*	68,925	740,944
NetApp	28,300	669,012
NVIDIA	6,400	227,392
Oracle	17,900	713,494
QUALCOMM	29,650	1,497,918
Western Digital	18,075	738,635

		9,818,587

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

TELECOMMUNICATION SERVICES — 3.3%
Verizon Communications	27,125	$1,381,748

UTILITIES — 8.2%
Alliant Energy	8,775	618,813
Duke Energy	2,525	198,919
National Grid ADR	8,200	590,482
PPL	30,275	1,139,551
Southern	6,350	318,135
Xcel Energy	15,900	636,477

		3,502,377

TOTAL COMMON STOCK (Cost $37,256,695)		40,541,122

SHORT-TERM INVESTMENT(A) — 5.1%
Federated Government Obligations Money Market Fund, 0.210%	2,151,073	2,151,073

TOTAL SHORT-TERM INVESTMENT (Cost $2,151,073)		2,151,073

TOTAL INVESTMENTS — 100.5% (Cost $39,407,768)		$42,692,195

Percentages are based on Net Assets of $42,481,566.

* Non-income producing security.

(A) The rate reported is the 7-day effective yield as of April 30, 2016.

ADR American Depositary Receipt

Cl Class

PLC Public Limited Company

Ser Series

As of April 30, 2016, all of the Portfolio’s securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2016 there were no Level 3 securities. For more details of the investment classification, reference the Schedule of Investments.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
APRIL 30, 2016 (Unaudited)

At April 30, 2016, sector diversification of the Portfolio was as follows:

Sector Diversification	% of Net Assets	Value
Common Stock
Information Technology	23.1%	$9,818,587
Health Care	17.7	7,536,972
Financials	15.8	6,709,774
Consumer Discretionary	12.6	5,333,186
Consumer Staples	10.3	4,359,845
Utilities	8.2	3,502,377
Telecommunication Services	3.3	1,381,748
Energy	2.5	1,076,316
Industrials	1.9	822,317

Total Common Stock	95.4	40,541,122
Short-Term Investment	5.1	2,151,073

Total Investments	100.5	42,692,195
Total Other Assets and Liabilities	(0.5)	(210,629)

Net Assets	100.0%	$42,481,566

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
APRIL 30, 2016 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments at Value (Cost $39,407,768)	$42,692,195
Cash	1,617
Dividends and Interest Receivable	44,181
Receivable for Capital Shares Sold	12,600
Prepaid Expenses	13,260

Total Assets	42,763,853

Liabilities:
Payable for Investment Securities Purchased	203,789
Payable due to Investment Adviser	23,043
Payable due to Administrator	10,274
Payable for Trustees’ Fees	4,399
Chief Compliance Officer Fees Payable	1,695
Other Accrued Expenses	39,087

Total Liabilities	282,287

Net Assets	$42,481,566

NET ASSETS:
Paid-in-Capital	$36,667,776
Undistributed Net Investment Income	66,484
Accumulated Net Realized Gain on Investments	2,462,879
Net Unrealized Appreciation on Investments	3,284,427

Net Assets	$42,481,566

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,419,465

Net Asset Value, Offering and Redemption Price Per Share*	$12.42

*	Redemption price per share may vary depending on the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
FOR THE SIX-MONTHS ENDED
APRIL 30, 2016 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$493,020
Less: Foreign Taxes Withheld	(552)

Total Income	492,468

Expenses:
Investment Advisory Fees	159,916
Administration Fees	62,330
Trustees’ Fees	7,005
Chief Compliance Officer Fees	2,898
Transfer Agent Fees	38,488
Shareholder Servicing Fees	23,023
Legal Fees	15,985
Filing and Registration Fees	9,826
Printing Fees	9,806
Audit Fees	8,855
Custodian Fees	2,486
Other Expenses	5,200

Total Expenses	345,818

Less:
Waiver of Investment Advisory Fees	(25,963)
Fees Paid Indirectly — Note 4	(16)

Net Expenses	319,839

Net Investment Income	172,629

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	2,464,750

Net Change in Unrealized Appreciation (Depreciation) on Investments	(2,961,351)

Net Realized and Unrealized Loss on Investments	(496,601)

Net Decrease in Net Assets Resulting from Operations	$(323,972)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net Investment Income	$172,629	$325,536
Net Realized Gain on Investments	2,464,750	2,533,360
Net Change in Unrealized Depreciation on Investments	(2,961,351)	(1,910,772)

Net Increase (Decrease) in Net Assets Resulting from Operations	(323,972)	948,124

Dividends and Distributions:
Net Investment Income	(174,070)	(300,056)
Net Realized Gain	(2,563,902)	(6,154,663)

Total Dividends and Distributions	(2,737,972)	(6,454,719)

Capital Share Transactions:
Issued	982,671	566,827
Reinvestment of Distributions	2,704,910	6,423,443
Redeemed	(2,609,322)	(5,767,112)

Net Increase in Net Assets from Capital Share Transactions	1,078,259	1,223,158

Total Decrease in Net Assets	(1,983,685)	(4,283,437)

Net Assets:
Beginning of Period	44,465,251	48,748,688

End of Period (including undistributed net investment income of $66,484 and $67,925, respectively)	$42,481,566	$44,465,251

Share Transactions:
Issued	81,370	42,094
Reinvestment of Distributions	217,116	472,172
Redeemed	(210,477)	(419,588)

Net Increase in Shares Outstanding from Share Transactions	88,009	94,678

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year or Period

	Six Months Ended April 30, 2016 (Unaudited)		Years Ended October 31,
			2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$13.35		$15.06	$13.85	$11.08	$10.20	$10.01

Income from Operations:
Net Investment Income(1)	0.05		0.10	0.14	0.14	0.10	0.08
Net Realized and Unrealized Gain (Loss)	(0.15)		0.23	1.36	2.77	0.89	0.20

Total from Operations	(0.10)		0.33	1.50	2.91	0.99	0.28

Dividends and Distributions:
Net Investment Income	(0.05)		(0.09)	(0.13)	(0.14)	(0.11)	(0.09)
Net Realized Gain	(0.78)		(1.95)	(0.16)	—	—	—

Total Dividends and Distributions	(0.83)		(2.04)	(0.29)	(0.14)	(0.11)	(0.09)

Net Asset Value, End of Period	$12.42		$13.35	$15.06	$13.85	$11.08	$10.20

Total Return†	(0.76)%		2.02%	10.97%	26.39%	9.77%	2.80%

Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$42,482		$44,465	$48,749	$45,792	$41,044	$43,424
Ratio of Expenses to Average Net Assets(2)	1.50	%(3)	1.50%	1.50%	1.49%	1.38%	1.34%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.62	%(3)	1.54%	1.51%	1.49%	1.38%	1.34%
Ratio of Net Investment Income to Average Net Assets	0.81	%(3)	0.70%	0.93%	1.15%	0.93%	0.75%
Portfolio Turnover Rate	37%		83%	46%	29%	22%	30%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Had the Adviser not waived a portion of its expenses, total return would have been lower.
(1)	Per share calculations were performed using average shares for the period.
(2)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been the same as the ratio reported.
(3)	Annualized.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
APRIL 30, 2016 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 56 portfolios. The financial statements herein are those of the TS&W Equity Portfolio (the “Portfolio”), a diversified portfolio. The TS&W Equity Portfolio seeks maximum long-term total returns consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of relatively large companies. The Portfolio may change its investment objective without shareholder approval. The financial statements of the remaining portfolios in the Trust are presented separately. The assets of each portfolio of the Trust are segregated, and a shareholder’s interest is limited to the portfolio of the Trust in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Portfolio.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Portfolio’s Board of Trustees (the “Board”). The Portfolio’s fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
APRIL 30, 2016 (Unaudited)

Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

As of April 30, 2016, there were no securities valued in accordance with fair value procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
APRIL 30, 2016 (Unaudited)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six-months ended April 30, 2016, there have been no significant changes to the Trust’s fair valuation methodology.

Federal Income Taxes — It is the Portfolio’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends and the current tax year, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six-months ended April 30, 2016, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year the Portfolio did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
APRIL 30, 2016 (Unaudited)

underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by Thompson, Siegel & Walmsley LLC (the “Adviser”). In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Expenses — Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a particular portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

Dividends and Distributions to Shareholders — The Portfolio distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — With respect to the Portfolio, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of any estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Redemption Fees — The Portfolio retains a redemption fee of 1.00% on redemptions of capital shares held for less than 60 days. For the six-months ended April 30, 2016 and the year ended October 31, 2015 there were no redemption fees retained by the Portfolio.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”) and/or SEI Investments Distribution Co. (the

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
APRIL 30, 2016 (Unaudited)

“Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Shareholder Servicing, Distribution, Transfer Agent and Custodian Agreements:

The Portfolio and the Administrator, a wholly-owned subsidiary of SEI Investments Company, are parties to an Administration Agreement under which the Administrator provides administrative services to the Portfolio. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Portfolio. For the six-months ended April 30, 2016, the Portfolio paid $62,330 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolio that were serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been serviced directly through the transfer agent. All fees in excess of this calculated amount are paid by Thompson, Siegel & Walmsley LLC (the “Adviser”). These fees are disclosed on the Statement of Operations as “Shareholder Servicing Fees”.

DST Systems, Inc. (the “Transfer Agent”) serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

The Portfolio earned cash management credits of $16 which are used to offset transfer agent expenses. These amounts are labeled as “Fees Paid Indirectly” on the Statement of Operations.

MUFG Union Bank, N.A. acts as Custodian (the “Custodian”) for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
APRIL 30, 2016 (Unaudited)

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser, an affiliate of Old Mutual (U.S.) Holdings Inc., provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.75% of the average daily net assets for the Portfolio.

The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio’s total annual operating expenses from exceeding 1.50%, of the average daily net assets of the Portfolio. As of April 30, 2016, the advisory fee waiver was $25,963. The Adviser does not have the ability to recapture previously waived fees or reimbursed expenses.

6.	Investment Transactions:

For the six-months ended April 30, 2016, the Portfolio made purchases of $15,110,850 and sales of $15,982,697 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2015	$1,302,352	$5,152,367	$6,454,719
2014	419,112	533,286	952,398

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
APRIL 30, 2016 (Unaudited)

As of October 31, 2015, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$67,925
Undistributed Long-Term Capital Gain	2,563,568
Unrealized Appreciation	6,244,241

Total Distributable Earnings	$8,875,734

For Federal income tax purposes, the difference between Federal tax cost and book cost primarily relates to wash sales.

The Federal tax cost and aggregate gross unrealized appreciation and (depreciation) for the investments held by the Portfolio at April 30, 2016 were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$39,407,768	$4,895,930	$(1,611,503)	$3,284,427

8.	Other:

At April 30, 2016, the percentage of total shares outstanding held by a limited number of shareholders for the Portfolio, which were comprised of omnibus accounts that were held on behalf of several individual shareholders was as follows:

No. of Shareholders	% Ownership
1	77%

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9.	Subsequent Events:

The Portfolio has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required for the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO

DISCLOSURE OF PORTFOLIO EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2015 to April 30, 2016).

The table on the next page illustrates your Portfolio’s costs in two ways:

Actual Portfolio Return. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the “Ending Account Value” number is derived from deducting that expense cost from the Portfolio’s gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Portfolio under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio’s comparative cost by comparing the hypothetical result for your Portfolio in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO

DISCLOSURE OF PORTFOLIO EXPENSES (Unaudited) (concluded)

NOTE: Because the return is set at 5% for comparison purposes — NOT your Portfolio’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/15	Ending Account Value 04/30/16	Annualized Expense Ratios	Expenses Paid During Period*
TS&W Equity Portfolio
Actual Fund Return
Institutional Shares	$1,000.00	$992.40	1.50%	$7.43

Hypothetical 5% Return
Institutional Shares	1,000.00	1,017.40	1.50	7.52

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

TS&W Equity Portfolio

P.O. Box 219009

Kansas City, MO 64121

1-866-4TSW-FUN

Adviser:

Thompson, Siegel & Walmsley LLC

6806 Paragon Place, Suite 300

Richmond, VA 23230

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a

current prospectus for the Portfolio described.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 7, 2016